Taxes (Details) - Schedule of Company’s Effective Tax Rate		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of different tax jurisdiction		0.00%	0.00%
Non-deductible expenses	[1]	1.60%	0.60%
Change in valuation allowance		1.70%	1.20%
Effective income tax rate		28.30%	26.80%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.